ASSETS HELD FOR SALE AND INVENTORIES, NET - Bank's inventories (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories	$ 513,032	$ 413,097
Inventories pledged as collateral for liabilities	0	0
Gross carrying amount
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories	538,690	447,422
Impairment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories	(25,658)	(34,325)
Land and buildings | Gross carrying amount
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories	285,077	335,936
Vehicles | Gross carrying amount
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories	220,522	80,064
Machinery and others | Gross carrying amount
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories	$ 33,091	$ 31,422